Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in Shares)	0	0	0
Preferred stock, share outstanding (in Shares)	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in Shares)	8,786,229	8,655,829	3,249,999
Common stock, shares outstanding (in Shares)	8,786,229	8,655,829	3,249,999